SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Small Company Value Fund (the “Fund”)

Effective on or around May 2, 2022, Gustaf Little is added as portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary - Fund Management” with respect to the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser[1]	Portfolio Manager, Title/Managed Since[1]
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Jeff Goverman, Portfolio Manager / 2018 Gustaf Little, Portfolio Manager / 2022 Garth R. Nisbet, CFA, Portfolio Manager / 2018 Craig Pieringer, CFA, Portfolio Manager / 2018
1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Gustaf Little
Mr. Little joined Allspring Investments or one of its predecessor firms in 2006, where he currently serves as a Portfolio Manager. Prior to this, he served as an Associate Portfolio Manager for the Essential Value Equity team.

I. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Gustaf Little[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	13
	Total Assets Managed	$304.28M
	Number of Accounts Subject to Performance Fee	2
	Assets of Accounts Subject to Performance Fee	$50.60M
1.	Mr. Little became a portfolio manager of the Fund on May 2, 2022. The information presented in this table is as of May 31, 2021, at which time Mr. Little was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Gustaf Little[1]	Small Company Value Fund	$50,001- $100,000
1.	Mr. Little became a portfolio manager of the Fund on May 2, 2022. The information presented in this table is as of May 31, 2021, at which time Mr. Little was not a portfolio manager of the Fund.

May 2, 2022	EGIT052/P904SP